John Deere Owner Trust 2015-B	EXHIBIT 99.2
Statement to Certificateholders

$228,000,000   Class A-1  0.40000%  Asset Backed Notes due September 15, 2016

$245,000,000   Class A-2  0.98%  Asset Backed Notes due June 15, 2018

$203,000,000   Class A-3  1.44%  Asset Backed Notes due October 15, 2019

$75,000,000   Class A-4  1.78%  Asset Backed Notes due June 15, 2022

$19,260,178  Asset Backed Certificates

Payment Date:			17-Apr-17

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$19,055,133.60
		per $1,000 original principal amount:	$77.78

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$19,055,133.60

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$38,457.23
		per $1,000 original principal amount:	$0.16

		(iii) Class A-3 Notes:	$243,600.00
		per $1,000 original principal amount:	$1.20

		(iv) Class A-4 Notes:	$111,250.00
		per $1,000 original principal amount:	$1.48

		(v) Total:	$393,307.23

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$328,053,484.54

	(b)	Note Value at end of related Collection Period:	$325,295,529.27

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$28,035,350.95
		(ii) A-2 Note Pool Factor:	0.1144300

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	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$203,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,000,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$19,260,178.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$289,417.72
		(i)	per $1,000 original principal amount:	$0.37
	(b)	Amount of Servicing Fee earned:		$289,417.72
	(c)	Amount of Servicing Fee paid:		$289,417.72
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$7,702,602.00
	(ii)	Specified Reserve Account Balance:		$7,702,602.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$5,339,733.21
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.63%

(11)	(i)	Aggregate amount of net losses for the collection period:		$87,147.26
	(ii)	Cumulative amount of net losses:		$1,904,098.96
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.24%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$94,466.07
		(ii)	% of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

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